Vessels, net (Details Narrative) $ in Thousands	Mar. 23, 2023 USD ($)
Property, Plant and Equipment [Abstract]
Aggregate sale price for the vessels	$ 24,800
Prepayment for loan facility	6,400
Line of credit facility average outstanding amount	$ 750